Income Taxes (Details) - Schedule of major components of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Receivables	$ 4,000	$ 8,000
Related party accruals	204,000	156,000
Inventory obsolescence	53,000	115,000
Sales return reserve	48,000	51,000
Business interest limitation	185,000	343,000
Lease liability	241,000
Other	55,000	8,000
Loss carryforward	174,000	624,000
Valuation Allowance	(364,000)
Total deferred tax assets	600,000	1,305,000
Deferred tax liabilities
Fixed assets	(359,000)	(652,000)
Intangibles	(241,000)	(18,000)
Total deferred tax liabilities	(600,000)	(670,000)
Total net deferred income tax assets (liabilities)		$ 635,000